OSTERWEIS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS at June 30, 2020 (Unaudited)

Shares		Value
Common Stocks: 2.8%
Food & Staples Retailing: 2.0%
1,836,308	Southeastern Grocers, Inc. [1,2,5]	$86,306,476
61,582,000	Tops Holding, Litigation Trust Proceeds [1,2,5,7]	46,248
		86,352,724

Metals & Mining: 0.8%
823	Real Alloy Holding, Inc. [1,2,5]	32,902,800

Total Common Stocks
(Cost $146,373,981)		119,255,524

Convertible Preferred Stocks: 1.6%
Commercial Services & Supplies: 0.4%
390,000	GFL Environmental, Inc., 6.000%	19,004,700

Road & Rail: 1.2%
490,000	Daseke, Inc., 7.625% [5]	50,278,328

Total Convertible Preferred Stocks
(Cost $68,500,000)		69,283,028

Principal Amount
Bonds: 88.1%
Corporate Bonds: 77.6%
Aerospace & Defense: 2.6%
	ADS Tactical, Inc.
$64,378,000	9.000%, 12/31/2023 [1,5]	62,458,313
	Spirit AeroSystems, Inc.
53,276,000	1.113% (3 Month LIBOR USD + 0.800%), 06/15/2021 [3]	49,622,270
		112,080,583
Air Freight & Logistics: 4.1%
	Cargo Aircraft Management, Inc.
4,590,000	4.750%, 02/01/2028	4,561,312
	XPO Logistics, Inc.
102,455,000	6.500%, 06/15/2022	102,811,031
64,500,000	6.250%, 05/01/2025	67,684,688
		175,057,031
Airlines: 2.5%
	American Airlines 2012-2 Class C Pass Through Trust
75,500,000	4.700%, 06/03/2021	64,227,548
	United Airlines Holdings, Inc.
17,000,000	6.000%, 12/01/2020	16,934,125
26,346,000	4.250%, 10/01/2022	22,435,332
3,000,000	5.000%, 02/01/2024	2,450,625
		106,047,630
Auto Components: 4.0%
	American Axle & Manufacturing, Inc.
47,254,000	6.625%, 10/15/2022	47,977,695
4,900,000	6.250%, 04/01/2025	4,825,055
16,600,000	6.250%, 03/15/2026	16,036,596
40,000,000	6.875%, 07/01/2028	39,750,000
	The Goodyear Tire & Rubber Co.
2,800,000	5.125%, 11/15/2023	2,687,132
49,500,000	9.500%, 05/31/2025	53,057,812
3,000,000	5.000%, 05/31/2026	2,805,015
1,000,000	4.875%, 03/15/2027	920,375
		168,059,680
Automobiles: 2.0%
	Ford Motor Co.
9,000,000	9.625%, 04/22/2030	10,675,575
	Ford Motor Credit Co LLC
2,870,000	3.937% (3 Month LIBOR USD + 2.550%), 01/07/2021 [3]	2,827,386
7,925,000	4.527% (3 Month LIBOR USD + 3.140%), 01/07/2022 [3]	7,610,875
10,000,000	4.687%, 06/09/2025	9,803,000
	Volkswagen Group of America Finance LLC
20,000,000	1.204% (3 Month LIBOR USD + 0.770%), 11/13/2020 [3]	20,012,932
34,000,000	1.375% (3 Month LIBOR USD + 0.940%), 11/12/2021 [3]	33,902,745
		84,832,513
Beverages: 0.3%
	Cott Holdings, Inc.
14,050,000	5.500%, 04/01/2025	14,158,115

Building Products: 4.0%
	Builders FirstSource, Inc.
6,750,000	6.750%, 06/01/2027	6,930,124
5,000,000	5.000%, 03/01/2030	4,711,725
	Griffon Corp.
27,188,000	5.250%, 03/01/2022	27,275,409
40,000,000	5.750%, 03/01/2028	39,600,000
5,000,000	5.750%, 03/01/2028	4,950,000
	Patrick Industries, Inc.
39,500,000	7.500%, 10/15/2027	40,800,932
	PGT Innovations, Inc.
46,405,000	6.750%, 08/01/2026	47,034,252
		171,302,442
Capital Markets: 2.1%
	Donnelley Financial Solutions, Inc.
37,227,000	8.250%, 10/15/2024	36,807,638
	Oppenheimer Holdings, Inc.
49,812,000	6.750%, 07/01/2022	50,901,886
		87,709,524
Chemicals: 3.5%
	Consolidated Energy Finance SA
103,840,000	4.063% (3 Month LIBOR USD + 3.750%), 06/15/2022 [3]	92,456,638
34,500,000	6.875%, 06/15/2025	29,432,467
	Olin Corp.
6,750,000	9.500%, 06/01/2025	7,538,906
19,296,000	5.625%, 08/01/2029	17,776,923
		147,204,934
Commercial Services & Supplies: 3.7%
	Advanced Disposal Services, Inc.
13,313,000	5.625%, 11/15/2024	13,860,763
	The Brink's Co.
10,000,000	5.500%, 07/15/2025	10,210,300
	GFL Environmental, Inc.
11,100,000	5.125%, 12/15/2026	11,516,250
16,186,000	8.500%, 05/01/2027	17,639,746
	Quad/Graphics, Inc.
44,218,000	7.000%, 05/01/2022	38,625,086
	R.R. Donnelley & Sons Co.
16,026,000	7.875%, 03/15/2021	15,923,834
22,311,000	8.875%, 04/15/2021	22,087,890
12,428,000	7.000%, 02/15/2022	12,098,845
15,543,000	8.250%, 07/01/2027	15,426,427
		157,389,141
Computers & Peripherals: 2.5%
	Dell International LLC / EMC Corp.
34,983,000	5.875%, 06/15/2021	35,048,243
	NCR Corp.
1,750,000	8.125%, 04/15/2025	1,862,656
34,425,000	5.750%, 09/01/2027	34,503,489
	Xerox Corp.
36,171,000	4.500%, 05/15/2021	36,534,338
		107,948,726
Construction & Engineering: 2.5%
	Michael Baker International LLC
66,404,000	8.750%, 03/01/2023	66,404,000
	Tutor Perini Corp.
42,144,000	6.875%, 05/01/2025	40,273,860
		106,677,860
Construction Materials: 0.1%
	Cemex SAB de CV
4,750,000	7.375%, 06/05/2027	4,837,875

Consumer Finance: 1.8%
	American Express Co.
39,000,000	0.911% (3 Month LIBOR USD + 0.525%), 05/17/2021 [3]	39,102,712
	Enova International, Inc.
40,000,000	8.500%, 09/01/2024	35,845,800
		74,948,512
Distributors: 0.1%
	American Builders & Contractors Supply Co., Inc.
2,468,000	4.000%, 01/15/2028	2,402,499

Diversified Financial Services: 1.0%
	Aviation Capital Group LLC
30,000,000	1.300% (3 Month LIBOR USD + 0.950%), 06/01/2021 [3]	28,536,898
14,420,000	1.430% (3 Month LIBOR USD + 0.670%), 07/30/2021 [3]	13,599,465
		42,136,363
Equity Real Estate Investment Trusts - REITS: 1.4%
	HAT Holdings I LLC / HAT Holdings II LLC
21,565,000	5.250%, 07/15/2024	22,038,999
10,000,000	6.000%, 04/15/2025	10,493,750
	SL Green Operating Partnership L.P.
28,000,000	1.366% (3 Month LIBOR USD + 0.980%), 08/16/2021 [3]	27,595,632
		60,128,381
Food & Staples Retailing: 2.0%
	KeHE Distributors LLC / KeHE Finance Corp.
69,250,000	8.625%, 10/15/2026	73,913,641
	US Foods, Inc.
10,000,000	6.250%, 04/15/2025	10,218,750
		84,132,391
Health Care Providers & Services: 3.2%
	Centene Corp.
63,286,000	4.750%, 05/15/2022	64,138,779
	Cigna Corp.
58,500,000	0.949% (3 Month LIBOR USD + 0.650%), 09/17/2021 [3]	58,502,844
	Radiology Partners, Inc.
15,250,000	9.250%, 02/01/2028	14,411,250
		137,052,873
Hotels, Restaurants & Leisure: 1.3%
	Carnival Corp.
4,750,000	11.500%, 04/01/2023	5,165,625
	International Game Technology PLC
4,000,000	5.250%, 01/15/2029	3,926,800
	NCL Corp. Ltd.
14,750,000	12.250%, 05/15/2024	15,492,294
15,510,000	3.625%, 12/15/2024	9,519,262
	Six Flags Entertainment Corp.
13,900,000	4.875%, 07/31/2024	12,483,868
	Six Flags Theme Parks, Inc.
7,500,000	7.000%, 07/01/2025	7,785,938
		54,373,787
Household Durables: 2.4%
	Installed Building Products, Inc.
6,750,000	5.750%, 02/01/2028	6,774,030
	Mattamy Group Corp.
24,500,000	5.250%, 12/15/2027	24,454,062
	The New Home Co., Inc.
64,959,000	7.250%, 04/01/2022	60,640,201
	Taylor Morrison Communities, Inc.
9,500,000	5.750%, 01/15/2028	9,818,820
		101,687,113
Industrial Conglomerates: 1.4%
	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.
59,982,000	6.250%, 02/01/2022	60,265,415

Life Sciences Tools & Services: 1.1%
	Avantor, Inc.
44,870,000	9.000%, 10/01/2025	48,291,338

Machinery: 4.8%
	Flowserve Corp.
34,250,000	4.000%, 11/15/2023	35,268,352
	Hillenbrand, Inc.
4,000,000	5.750%, 06/15/2025	4,145,000
	Navistar International Corp.
64,250,000	6.625%, 11/01/2025	61,044,246
	Wabash National Corp.
21,950,000	5.500%, 10/01/2025	20,219,133
	Welbilt, Inc.
55,002,000	9.500%, 02/15/2024	52,801,920
	Westinghouse Air Brake Technologies Corp.
29,350,000	1.613% (3 Month LIBOR USD + 1.300%), 09/15/2021 [3]	29,350,000
		202,828,651
Media: 1.3%
	Meredith Corp.
25,000,000	6.500%, 07/01/2025	24,875,000
38,400,000	6.875%, 02/01/2026	32,068,992
		56,943,992
Metals & Mining: 3.7%
	Century Aluminum Co.
50,000,000	12.000%, 07/01/2025	50,500,000
	Coeur Mining, Inc.
55,322,000	5.875%, 06/01/2024	53,310,769
	Hecla Mining Co.
40,000,000	7.250%, 02/15/2028	40,700,000
	Real Alloy Holding, Inc.
14,343,157	10.302%, (3 Month LIBOR USD + 10.000%) Cash or 12.302% (3 Month LIBOR USD + 12.000%) PIK, 05/31/2023 [1,3,5]	14,343,156
		158,853,925
Mortgage Real Estate Investment Trusts - REITS: 0.8%
	Starwood Property Trust, Inc.
34,753,000	3.625%, 02/01/2021	34,270,802

Oil, Gas & Consumable Fuels: 4.8%
	Aker BP ASA
27,750,000	4.750%, 06/15/2024	27,974,076
	Calumet Specialty Products Partners L.P. / Calumet Finance Corp.
8,834,000	7.750%, 04/15/2023	8,247,820
28,500,000	11.000%, 04/15/2025	27,573,465
	Genesis Energy L.P. / Genesis Energy Finance Corp.
51,550,000	7.750%, 02/01/2028	45,927,957
	Global Partners L.P. / GLP Finance Corp.
30,750,000	7.000%, 08/01/2027	28,534,001
	NGL Energy Partners L.P. / NGL Energy Finance Corp.
31,090,000	7.500%, 11/01/2023	25,901,545
7,900,000	6.125%, 03/01/2025	5,993,296
19,067,000	7.500%, 04/15/2026	14,535,537
	Occidental Petroleum Corp.
10,000,000	1.398% (3 Month LIBOR USD + 0.950%), 02/08/2021 [3]	9,852,542
11,000,000	1.684% (3 Month LIBOR USD + 1.250%), 08/13/2021 [3]	10,510,838
		205,051,077
Paper & Forest Products: 1.7%
	Resolute Forest Products, Inc.
79,028,000	5.875%, 05/15/2023	72,598,677

Pharmaceuticals: 1.1%
	Bayer U.S. Finance II LLC
44,975,000	0.927% (3 Month LIBOR USD + 0.630%), 06/25/2021 [3]	44,926,445

Professional Services: 0.2%
	Korn Ferry
9,600,000	4.625%, 12/15/2027	9,360,000

Specialty Retail: 3.9%
	Caleres, Inc.
72,713,000	6.250%, 08/15/2023	62,896,745
	KGA Escrow LLC
63,500,000	7.500%, 08/15/2023	63,652,082
	Penske Automotive Group, Inc.
24,249,000	3.750%, 08/15/2020	24,329,264
2,000,000	5.375%, 12/01/2024	2,002,290
13,170,000	5.500%, 05/15/2026	13,167,564
		166,047,945
Textiles, Apparel & Luxury Goods: 0.3%
	The William Carter Co.
9,750,000	5.500%, 05/15/2025	10,072,969
3,000,000	5.625%, 03/15/2027	3,098,715
		13,171,684
Thrifts & Mortgage Finance: 1.2%
	Nationstar Mortgage Holdings, Inc.
46,985,000	8.125%, 07/15/2023	48,338,403
3,250,000	6.000%, 01/15/2027	3,093,090
		51,431,493
Trading Companies & Distributors: 3.4%
	Avation Capital SA
91,500,000	6.500%, 05/15/2021	68,041,687
	Fly Leasing Ltd.
49,175,000	6.375%, 10/15/2021	44,864,565
	Herc Holdings, Inc.
9,500,000	5.500%, 07/15/2027	9,544,460
	WESCO Distribution, Inc.
12,250,000	7.125%, 06/15/2025	12,931,468
9,750,000	7.250%, 06/15/2028	10,335,000
		145,717,180
Transportation Infrastructure: 0.6%
	Signature Aviation US Holdings, Inc.
29,500,000	4.000%, 03/01/2028	26,710,480

Wireless Telecommunication Services: 0.2%
	T-Mobile USA, Inc.
8,295,000	6.000%, 03/01/2023	8,343,692

Total Corporate Bonds
(Cost $3,415,959,849)		3,304,980,769

Convertible Bonds: 10.2%
Airlines: 0.2%
	Southwest Airlines Co.
8,750,000	1.250%, 05/01/2025	10,552,771

Auto Components: 0.5%
	Horizon Global Corp.
33,787,000	2.750%, 07/01/2022	22,834,881

Building Products: 0.1%
	Patrick Industries, Inc.
5,400,000	1.000%, 02/01/2023	5,437,726

Construction & Engineering: 0.5%
	Tutor Perini Corp.
20,590,000	2.875%, 06/15/2021	19,603,769

Consumer Finance: 0.2%
	EZCORP, Inc.
9,750,000	2.375%, 05/01/2025	7,636,413

Electronic Equipment, Instruments & Components: 0.4%
	OSI Systems, Inc.
19,300,000	1.250%, 09/01/2022	18,564,188

Energy Equipment & Services: 0.6%
	Newpark Resources, Inc.
30,180,000	4.000%, 12/01/2021	27,067,103

Entertainment: 0.3%
	Live Nation Entertainment, Inc.
12,580,000	2.000%, 02/15/2025	10,826,662

Health Care Equipment & Supplies: 0.5%
	CONMED Corp.
8,755,000	2.625%, 02/01/2024	9,206,595
	Integra LifeSciences Holdings Corp.
13,000,000	0.500%, 08/15/2025	11,882,910
		21,089,505
Health Care Technology: 1.7%
	Allscripts Healthcare Solutions, Inc.
63,142,000	1.250%, 07/01/2020	63,201,762
	Tabula Rasa HealthCare, Inc.
8,400,000	1.750%, 02/15/2026	8,638,245
		71,840,007
Hotels, Restaurants & Leisure: 0.9%
	Carnival Corp.
12,575,000	5.750%, 04/01/2023	20,292,058
	NCL Corp. Ltd.
11,750,000	6.000%, 05/15/2024	15,702,443
	Royal Caribbean Cruises Ltd.
3,900,000	4.250%, 06/15/2023	3,646,500
		39,641,001
Interactive Media & Services: 0.5%
	Twitter, Inc.
21,027,000	1.000%, 09/15/2021	20,627,973

Internet & Direct Marketing Retail: 0.6%
	Etsy, Inc.
17,830,000	0.125%, 10/01/2026	24,400,989

IT Services: 0.3%
	Euronet Worldwide, Inc.
8,680,000	0.750%, 03/15/2049	8,435,875
	Unisys Corp.
5,126,000	5.500%, 03/01/2021	6,548,781
		14,984,656
Machinery: 0.4%
	Chart Industries, Inc.
14,477,000	1.000%, 11/15/2024	15,297,959

Pharmaceuticals: 0.3%
	Jazz Investments I Ltd.
6,000,000	1.500%, 08/15/2024	5,508,462
6,650,000	2.000%, 06/15/2026	6,735,758
		12,244,220
Real Estate Management & Development: 0.1%
	Colliers International Group, Inc.
4,750,000	4.000%, 06/01/2025	5,827,656

Semiconductors & Semiconductor Equipment: 0.6%
	Cree, Inc.
15,509,000	0.875%, 09/01/2023	18,274,786
	Rambus, Inc.
5,000,000	1.375%, 02/01/2023	5,230,559
		23,505,345
Software: 1.1%
	Altair Engineering, Inc.
8,190,000	0.250%, 06/01/2024	8,624,581
	Alteryx, Inc.
4,647,000	1.000%, 08/01/2026	5,321,592
	BlackBerry Ltd.
21,250,000	3.750%, 11/13/2020	21,595,312
	Zendesk, Inc.
9,500,000	0.625%, 06/15/2025	10,181,374
		45,722,859
Thrifts & Mortgage Finance: 0.4%
	EZCORP, Inc.
16,285,000	2.875%, 07/01/2024	15,517,024

Total Convertible Bonds
(Cost $418,428,042)		433,222,707

Private Mortgage Backed Obligations: 0.3%
Diversified Financial Services: 0.3%
	HAS Capital Income Opportunity Fund II
21,807,000	8.000%, 12/31/2024 (Cost $21,807,000, Acquisition Dates 06/10/2016, 09/19/2016) [1,5,6]	15,194,703

Total Private Mortgage Backed Obligations
(Cost $21,807,000)		15,194,703

Total Bonds
(Cost $3,856,194,891)		3,753,398,179

Shares
Short-Term Investments: 5.7%
Money Market Funds: 5.7%
120,777,956	Federated U.S. Treasury Cash Reserves - Class I, 0.071% [4]	120,777,956

120,777,955	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, 0.062%[4]	120,777,955
		241,555,911
Total Money Market Funds
(Cost $241,555,911)		241,555,911
Total Short-Term Investments
(Cost $241,555,911)		241,555,911
Total Investments in Securities: 98.2%
(Cost $4,312,624,783)		4,183,492,642
Other Assets in Excess of Liabilities: 1.8%		75,683,304
Total Net Assets: 100.0%		$4,259,175,946

LIBOR -	London Interbank Offered Rate
PIK -	Payment In Kind
USD -	United States Dollar

[1]	Security is fair valued under the supervision of the of Board Trustees and is categorized as a Level 3 security. Significant unobservable inputs were used to determine fair value.
[2]	Non-income producing security.
[3]	Variable rate security; rate shown is the rate in effect on June 30, 2020.
[4]	Annualized seven-day effective yield as of June 30, 2020.
[5]	All or a portion of this security is considered illiquid. As of June 30, 2020, the value of illiquid securities was $261,530,024, or 6.1% of net assets.
[6]	Security considered restricted. As of June 30, 2020, the value of the restricted securities was $15,194,703 or 0.4% of net assets.
[7]	Not a readily marketable security.

The Global Industry Classification Standard (GICS) sector and industry classifications were developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Osterweis Capital Management.

Summary of Fair Value Disclosure at June 30, 2020 (Unaudited)

The Osterweis Strategic Income Fund  (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks [1]	$–	$–	$119,255,524	$119,255,524
Convertible Preferred Stocks [1]	19,004,700	50,278,328	–	69,283,028
Corporate Bonds [1]	–	3,228,179,300	76,801,469	3,304,980,769
Convertible Bonds [1]	–	433,222,707	–	433,222,707
Private Mortgage Backed Obligations	–	–	15,194,703	15,194,703
Short-Term Investments	241,555,911	–	–	241,555,911
Total Assets:	$260,560,611	$3,711,680,335	$211,251,696	$4,183,492,642

[1] See Schedule of Investments for industry breakouts.

The Following is a reconciliation of the Fund's Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Corporate Bonds	Private Mortgage Backed Obligations	Total
Balance as of March 31, 2020	$93,547,212	$135,158,322	$14,488,745	$243,194,279
Acquisitions	-	466,604	-	466,604
Dispositions	-	(171,000)	-	(171,000)
Accrued discounts/premiums	-	12,920	-	12,920
Realized gain (loss)	-	856	-	856
Change in unrealized appreciation/depreciation	25,708,312	5,561,315	705,958	31,975,585
Transfer in and/or out of Level 3	-	(64,227,548)	-	(64,227,548)
Balance as of June 30, 2020	$119,255,524	$76,801,469	$15,194,703	$211,251,696

Change in unrealized appreciation/depreciation for Level 3 investments held at June 30, 2020	$25,708,312	$8,528,767	$705,958	$34,943,037

Type of Security	Fair Value at 6/30/20	Valuation Techniques	Unobservable Input	Input Value(s)
Common Stocks		Market Analysis	Discount Rate, EBITDA Multiple	3.0	%/5.5x
		Broker Quotes	Market Data	$47.00
	$119,255,524	Estimated Proceeds	Market Data	$0.0007514
Corporate Bonds		Issue Price	Market Data	$100.00
	$76,801,469	Comparable Securities	Adjustment to yield	150 bps
Private Mortgage Backed Obligations	$15,194,703	Discounted Cash Flow	Adjustment to yield	344 bps

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Trust’s valuation procedures have been adopted by the Trust’s Board of Trustees, which has established a Valuation Committee to oversee valuation techniques. The Board of Trustees ratifies valuation techniques quarterly.